Nov. 22, 2019
GMO Emerging Markets Series Fund
GMO Emerging Markets Series Fund
GMO SERIES TRUST Supplement dated November 22, 2019 to the GMO Series Trust Prospectus dated June 30, 2019
GMO Emerging Markets Series Fund Effective November 22, 2019, the section on pages 49 of the Prospectus captioned “Shareholder fees” is deleted.